NON-CURRENT ASSETS HELD FOR SALE (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Property, plant and equipment	$ 7,174,693	$ 7,034,299	$ 6,919,495
Total	11,152,588	11,224,237	$ 11,283,821
Non-current assets held for sale [member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Land	2,352	160
Buildings	1,284	1,122
Property, plant and equipment	2,090	2,225
Total	$ 5,726	$ 3,507